united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT

December 31, 2021

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth

Strategic Growth

December 31, 2021

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

Asset allocation has normally been, and we believe it continues to be, a very prudent approach to investing. As a review, your Timothy Plan Variable Fund investment is a compilation of numerous Timothy Plan underlying funds and, as such, your performance is directly related to the performance of those underlying funds. You may notice that our allocation has changed slightly in 2021 from the previous year. The major part of this change involved substituting our two (enhanced) ETFs for the traditional ones. The two enhanced ETFs are identical to the original ones but have a more conservative bent as they have imbedded in the investment policy a provision to move a large portion of the investments to cash in the event of a sharp market decline. Here is the current allocation:

	Conservative Growth	Strategic Growth
Large-Cap Core Enhanced ETF	15.00%	17.50%
High Dividend Stock Enhanced ETF	4.50%	8.50%
Small-Cap Core ETF	7.00%	9.00%
International Stock ETF	12.50%	21.50%
International Fund	5.50%	8.00%
High-Yield Bond Fund	6.50%	6.00%
Defensive Strategies Fund	7.00%	9.00%
Fixed Income Fund	38.50%	17.50%
Cash	4.00%	3.00%

In response to the 2020 Covid pandemic, trillions of dollars of monetary and fiscal stimulus brought about a strong economic and labor-market recovery as revealed by real GDP growth coming in at over 6%, and the unemployment rate falling to 5.2%. In response, the S&P was up another 30% (from the late recovery in 2020) in the year ending this September, as spending by consumers and corporations increased to the point of supply shortages plaguing the marketplace. The resurgence in spending and demand has resulted in the supply chain issues expanding beyond the initial shortages, and it appears they may persist for quite some time. This has led to some moderation of the economic growth projections; however, we remain optimistic for further recovery in corporate profits. Consumer confidence has remained resilient, with consumers encouraged at least by higher wages as a result of a tight labor market, and the increasing value of their investments.

Although the world-wide Pandemic created a lot of chaos and confusion in our culture, nevertheless we finished the year with positive returns of 12.52% (Strategic Growth Variable) and 7.93% (Conservative Growth Variable) respectively. That having been said, please understand that our #1 concern is preservation of principal, and, even though we do want to participate in the markets’ positive returns, we will attempt to adjust our allocation above to changing market conditions.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment in which you can feel comfortable.

Sincerely,

Arthur D. Ally

President

Fund Performance - (Unaudited)

December 31, 2021

Conservative Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	7.93%	6.15%	5.37%	4.50%
Dow Jones Global Moderate Portfolio Index (b)	9.40%	9.71%	8.53%	7.49%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2021.

(b)	Dow Jones Global Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Timothy Plan Conservative Growth Portfolio Variable Series vs. Dow Jones Global Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on December 31, 2011 and held through December 31, 2021. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2021, is 1.58%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Performance - (Unaudited)

December 31, 2021

Strategic Growth Portfolio Variable Series

		5 Year	10 Year	Average Annual
	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	12.52%	7.77%	7.04%	4.68%
Dow Jones Global Moderately Aggressive Portfolio Index (b)	14.05%	12.03%	10.68%	8.55%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2021.

(b)	Dow Jones Global Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Timothy Plan Strategic Growth Portfolio Variable Series vs. Dow Jones Global Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on December 31, 2011 and held through December 31, 2021. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the indexes and the reinvestment of dividends. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated April 30, 2021, is 1.45%. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares as well as other charges and expenses of the insurance contract, or separate account. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Fund Profile - Conservative Growth Portfolio Variable Series

December 31, 2021 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
Fixed Income Fund	38.65%
U.S. Large/Mid Cap Core Enhanced ETF	15.50%
International ETF	12.69%
U.S. Small Cap Core ETF	7.16%
Defensive Strategies Fund	7.15%
High Yield Bond Fund	6.57%
International Fund	5.53%
High Dividend Stock Enhanced ETF	4.65%
Money Market and Other Assets Less Liabilities - Net	2.10%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2021 through December 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2021 through
	7/1/2021	12/31/2021	12/31/2021
Actual	$1,000.00	$1,026.40	$2.15
Hypothetical**	$1,000.00	$1,023.09	$2.14

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.64% for the six-month period of July 1, 2021 through December 31, 2021.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series

December 31, 2021 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
International ETF	21.66%
U.S. Large/Mid Cap Core Enhanced ETF	17.95%
Fixed Income Fund	17.45%
U.S. Small Cap Core ETF	9.14%
Defensive Strategies Fund	9.12%
High Dividend Stock Enhanced ETF	8.72%
International Fund	7.98%
High Yield Bond Fund	6.02%
Money Market and Other Assets Less Liabilities - Net	1.96%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2021 through December 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			7/1/2021 through
	7/1/2021	12/31/2021	12/31/2021
Actual	$1,000.00	$1,039.90	$1.85
Hypothetical**	$1,000.00	$1,023.39	$1.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.99% for the six-month period of July 1, 2021 through December 31, 2021.

**	Assumes a 5% return before expenses.

TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.0%
	EQUITY - 40.0%
21,200	Timothy Plan High Dividend Stock Enhanced ETF(a)	$571,338
53,595	Timothy Plan International ETF(a)	1,560,150
70,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	1,905,589
24,778	Timothy Plan US Small Cap Core ETF(a)	880,546
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,232,391)	4,917,623

	OPEN END FUNDS — 57.9%
	EQUITY - 5.5%
52,915	Timothy Plan International Fund, Class A(a)	679,430

	FIXED INCOME - 45.3%
457,335	Timothy Plan Fixed Income Fund, Class A(a)	4,751,713
82,173	Timothy Plan High Yield Bond Fund, Class A(a)	807,759
		5,559,472
	MIXED ALLOCATION - 7.1%
61,999	Timothy Plan Defensive Strategies Fund, Class A(a)	878,530

	TOTAL OPEN END FUNDS (Cost $6,728,521)	7,117,432

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
295,283	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $295,283)(b)	295,283

	TOTAL INVESTMENTS - 100.3% (Cost $11,256,195)	$12,330,338
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(36,161)
	NET ASSETS - 100.0%	$12,294,177

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.5%
	EQUITY - 57.5%
60,300	Timothy Plan High Dividend Stock Enhanced ETF(a)	$1,625,079
138,700	Timothy Plan International ETF(a)	4,037,557
122,900	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	3,345,670
47,968	Timothy Plan US Small Cap Core ETF(a)	1,704,658
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,308,975)	10,712,964

	OPEN END FUNDS — 40.6%
	EQUITY - 8.0%
115,870	Timothy Plan International Fund, Class A(a)	1,487,777

	FIXED INCOME - 23.5%
313,076	Timothy Plan Fixed Income Fund, Class A(a)	3,252,861
114,229	Timothy Plan High Yield Bond Fund, Class A(a)	1,122,873
		4,375,734
	MIXED ALLOCATION - 9.1%
120,018	Timothy Plan Defensive Strategies Fund, Class A(a)	1,700,660

	TOTAL OPEN END FUNDS (Cost $7,036,825)	7,564,171

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
393,636	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $393,636)(b)	393,636

	TOTAL INVESTMENTS - 100.2% (Cost $16,739,436)	$18,670,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(30,295)
	NET ASSETS - 100.0%	$18,640,476

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2021

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$10,960,912	$16,345,800
Investments in unaffiliated securities, at cost	295,283	393,636
Investments in affiliated securities, at value	$12,035,055	$18,277,135
Investments in unaffiliated securities, at value	295,283	393,636
Receivable for fund shares sold	1,023	—
Dividends and interest receivable	2	5
Total Assets	12,331,363	18,670,776

LIABILITIES:
Accrued advisory fees	736	1,494
Payable for fund shares redeemed	2,578	693
Payable to service providers	7,375	6,290
Accrued expenses	26,497	21,823
Total Liabilities	37,186	30,300

Net Assets	$12,294,177	$18,640,476

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$10,010,744	$14,751,786
Accumulated earnings	2,283,433	3,888,690
Net Assets	$12,294,177	$18,640,476

Net Assets	$12,294,177	$18,640,476
Shares of beneficial interest outstanding	991,109	1,408,913
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$12.40	$13.23

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended December 31, 2021

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	$162,888	$253,308
Interest income	46	43
Total Investment Income	162,934	253,351

Operating Expenses:
Investment advisory fees	13,182	17,299
Administration fees	37,410	40,980
Audit and tax fees	13,875	13,019
Printing expenses	9,920	8,945
Custody fees	2,837	2,992
Compliance officer fees	2,555	2,606
Trustees’ fees	2,510	3,290
Insurance expenses	365	365
Other expenses	1,095	730
Total Operating Expenses	83,749	90,226
Net Investment Income	79,185	163,125

Net Realized and Unrealized Gain from Investments:
Net realized gain from investments in affiliated funds	1,225,766	1,825,599
Net Change in unrealized appreciation (depreciation) on affiliated investments	(278,923)	55,956

Net Realized and Unrealized Gain from Investments	946,843	1,881,555

Net Increase in Net Assets Resulting From Operations	$1,026,028	$2,044,680

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Operations:
Net investment income	$79,185	$96,793	$163,125	$141,920
Net realized gain from investments in affiliated funds	1,225,766	78,246	1,825,599	158,384
Net change in unrealized appreciation (depreciation) on affiliated investments	(278,923)	832,462	55,956	1,068,452
Net increase in net assets resulting from operations	1,026,028	1,007,501	2,044,680	1,368,756

Distributions to Shareholders:
Total distributions paid	(174,530)	(577,166)	(287,799)	(847,181)
Total dividends and distributions to shareholders	(174,530)	(577,166)	(287,799)	(847,181)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	681,920	1,588,881	2,092,597	531,128
Reinvestment of dividends	174,530	577,167	287,799	847,181
Cost of shares redeemed	(3,308,900)	(2,319,906)	(2,523,394)	(1,944,734)
Net decrease in net assets from share transactions of beneficial interest	(2,452,450)	(153,858)	(142,998)	(566,425)

Total Increase (Decrease) in Net Assets	(1,600,952)	276,477	1,613,883	(44,850)

Net Assets:
Beginning of year	13,895,129	13,618,652	17,026,593	17,071,443
End of Year	$12,294,177	$13,895,129	$18,640,476	$17,026,593

Share Activity:
Shares sold	55,938	139,825	159,433	46,552
Shares reinvested	14,236	52,757	22,087	77,652
Shares redeemed	(271,654)	(211,025)	(197,909)	(176,248)
Net decrease in shares of beneficial interest outstanding	(201,480)	(18,443)	(16,389)	(52,044)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$11.65	$11.25	$10.26	$11.37	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07	0.08	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.86	0.81	1.52	(1.09)	0.88
Total from investment operations	0.93	0.89	1.59	(0.99)	0.97
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.08)	(0.13)	(0.12)	(0.06)
From net realized gains on investments	(0.08)	(0.41)	(0.47)	—	—
Total distributions	(0.18)	(0.49)	(0.60)	(0.12)	(0.06)

Net asset value, end of year	$12.40	$11.65	$11.25	$10.26	$11.37

Total return (B)	7.93%	8.24%	15.68%	(8.77)%	9.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,294	$13,895	$13,619	$14,347	$19,046
Expenses (C)	0.63%	0.67%	0.55%	0.41%	0.42%
Net investment income (C)(D)	0.60%	0.75%	0.66%	0.91%	0.82%
Portfolio turnover rate	32%	17%	63%	11%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each year presented.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$11.95	$11.56	$9.82	$11.27	$10.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12	0.10	0.05	0.07	0.09
Net realized and unrealized gain (loss) on investments	1.37	0.90	1.88	(1.41)	1.13
Total from investment operations	1.49	1.00	1.93	(1.34)	1.22
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.06)	(0.08)	(0.11)	(0.04)
From net realized gains on investments	(0.11)	(0.55)	(0.11)	—	—
Total distributions	(0.21)	(0.61)	(0.19)	(0.11)	(0.04)

Net asset value, end of year	$13.23	$11.95	$11.56	$9.82	$11.27

Total return (B)	12.52%	9.18%	19.78%	(11.90)%	12.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,640	$17,027	$17,071	$15,964	$21,823
Expenses (C)	0.52%	0.60%	0.49%	0.46%	0.43%
Net investment income (C)(D)	0.93%	0.90%	0.49%	0.64%	0.86%
Portfolio turnover rate	44%	13%	78%	7%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2021

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Strategic Growth Portfolio can also invest in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the

Notes to Financial Statements

December 31, 2021 (Continued)

Conservative and Strategic Growth Portfolio Variable Series

underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,917,623	$—	$—	$4,917,623
Open End Funds	7,117,432	—	—	7,117,432
Money Market Fund	295,283	—	—	295,283
Total	$12,330,338	$—	$—	$12,330,338

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,712,964	$—	$—	$10,712,964
Open End Funds	7,564,171	—	—	7,564,171
Money Market Fund	393,636	—	—	393,636
Total	$18,670,771	$—	$—	$18,670,771

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any Level 2 or Level 3 securities during the year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends

Notes to Financial Statements

December 31, 2021 (Continued)

Conservative and Strategic Growth Portfolio Variable Series

being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020, or expected to be taken in the Fund’s December 31, 2021 year-end tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the prior year ended December 31, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2018 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2021:

Funds	Purchases	Sales
Conservative Growth
Portfolio	$4,048,277	$6,316,618
Strategic Growth
Portfolio	7,447,422	7,507,477

Notes to Financial Statements

December 31, 2021 (Continued)

Conservative and Strategic Growth Portfolio Variable Series

Note 3 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Funds	Tax Cost	Appreciation	Depreciation	Depreciation
Conservative Growth Portfolio	$11,339,119	$1,074,143	$(82,924)	$991,219
Strategic Growth Portfolio	16,756,744	1,951,594	(37,567)	1,914,027

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 25, 2021. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2021 were $13,182 and $17,299 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $736 and $1,494, respectively, at December 31, 2021. An officer and trustees of the Trust are also officers/employees of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust (excluding the Timothy Plan ETFs), for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2021, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 85% of the Conservative Growth Portfolio and approximately 81% of the Strategic Growth Portfolio.

Note 6 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the fiscal years ended December 31, 2021 and December 31, 2020 were as follow:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2021
Ordinary Income	$101,606	$152,676
Long-Term Capital Gain	77,795	145,932
	$179,401	$298,608
2020
Ordinary Income	$152,051	$134,974
Long-Term Capital Gain	425,115	712,207
	$577,166	$847,181

Notes to Financial Statements

December 31, 2021 (Continued)

Conservative and Strategic Growth Portfolio Variable Series

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $4,871 for the fiscal year ended December 31, 2021 for Conservative Growth and $10,809 for Strategic Growth, which has been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2021, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$94,714	$168,883
Undistributed Long-Term Capital Gains	1,197,500	1,805,780
Unrealized Appreciation (Depreciation)	991,219	1,914,027
	$2,283,433	$3,888,690

The difference between book basis and tax basis undistributed net investment income/(loss) and accumulated earnings/(loss) is primarily attributable to the tax deferral of losses on wash sales.

Note 7| Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of December 31, 2021, 38.7% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 8 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Conservative Growth Portfolio and Strategic Growth Portfolio had the following transactions during the year ended December 31, 2021, with affiliates:

	Year Ended December 31, 2021
Conservative Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized	Fair Value
	December 31,			Credited to	(Loss) Realized on	Appreciation	December 31,
Fund	2020	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	2021
Timothy Plan International Fund	$623,327	$270,436	$(263,254)	$3,024	$71,313	$(22,392)	$679,430
Timothy Plan Fixed Income Fund	5,495,989	223,445	(795,523)	43,009	17,189	(189,387)	4,751,713
Timothy Plan High Yield Bond Fund	766,061	147,572	(116,492)	31,450	8,804	1,814	807,759
Timothy Plan Defensive Strategies Fund	837,547	114,022	(163,653)	4,404	34,440	56,174	878,530
Timothy Plan High Dividend Stock ETF	1,051,946	248,960	(1,462,847)	10,223	217,899	(55,958)	—
Timothy Plan International ETF	1,930,744	—	(517,188)	43,456	75,690	70,904	1,560,150
Timothy Plan US Large/Mid Cap Core ETF	1,955,845	—	(2,293,750)	8,836	728,364	(390,459)	—
Timothy Plan US Small Cap Core ETF	695,094	247,183	(253,033)	10,164	61,805	129,497	880,546
Timothy Plan High Dividend Stock Enhanced ETF	—	812,653	(271,489)	3,813	3,104	27,070	571,338
Timothy Plan US Large/Mid Cap Core Enhanced ETF	—	1,984,006	(179,389)	4,509	7,158	93,814	1,905,589
Total	$13,356,553	$4,048,277	$(6,316,618)	$162,888	$1,225,766	$(278,923)	$12,035,055

Notes to Financial Statements

December 31, 2021 (Continued)

Conservative and Strategic Growth Portfolio Variable Series

	Year Ended December 31, 2021
Strategic Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized	Fair Value
	December 31,			Credited to	(Loss) Realized on	Appreciation	December 31,
Fund	2020	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	2021
Timothy Plan International Fund	$1,183,084	$667,377	$(453,069)	$96,436	$135,479	$(45,094)	$1,487,777
Timothy Plan Fixed Income Fund	3,395,313	444,947	(478,475)	27,111	28,757	(137,681)	3,252,861
Timothy Plan High Yield Bond Fund	934,677	313,678	(136,678)	40,341	16,816	(5,620)	1,122,873
Timothy Plan Defensive Strategies Fund	1,192,197	485,960	(118,179)	8,525	23,216	117,466	1,700,660
Timothy Plan High Dividend Stock ETF	1,797,636	24,166	(2,137,188)	23,147	399,791	(84,405)	—
Timothy Plan International ETF	3,867,159	320,708	(452,774)	6,621	72,937	229,527	4,037,557
Timothy Plan US Large/Mid Cap Core ETF	2,897,384	101,017	(3,536,069)	14,063	1,106,531	(568,863)	—
Timothy Plan US Small Cap Core ETF	1,188,185	322,491	(155,367)	18,394	40,141	309,208	1,704,658
Timothy Plan High Dividend Stock Enhanced ETF	—	1,554,070	(7,876)	10,795	326	78,559	1,625,079
Timothy Plan US Large/Mid Cap Core Enhanced ETF	—	3,213,009	(31,803)	7,875	1,605	162,859	3,345,670
Total	$16,455,635	$7,447,423	$(7,507,478)	$253,308	$1,825,599	$55,956	$18,277,135

Note 9 | Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the portfolios constituting The Timothy Plan, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 14, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Officers and Trustees of the Trust (Unaudited)

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

**	Mr. Staver is an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.

Officers and Trustees of the Trust (Unaudited)

(Continued)

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor Stetson University for the past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of Friendship Christian School in Suwanee, Georgia and the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia		None

Officers and Trustees of the Trust (Unaudited)

(Continued)

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan currently is the President of the Electric Power Reliability Alliance (EPRA), a non profit serving industrial, commercial and grid edge electrical reliability practitioners.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague	Trustee	Indefinite; Trustee since 2011	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Abraham M. Rivera	Trustee	Indefinite; Trustee since 2020	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1969	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dale A. Bissonette	Trustee	Indefinite; Trustee since 2020	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1958	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

Officers and Trustees of the Trust (Unaudited)

(Continued)

PRINCIPAL EXECUTIVE OFFICERS

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.”		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David D. Jones	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-846-7526.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
Abraham M. Rivera
Dale A. Bissonette

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115

LEGAL COUNSEL David D Jones, Esq. 20770 Hwy 281 N., Suite 108-619 San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com	HEADQUARTERS The Timothy Plan 1055 Maitland Center Commons Maitland, Florida 32751 (800) 846-7526 www.timothyplan.com invest@timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.	SHAREHOLDER SERVICES Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 (800) 662-0201

TPVIT-AR21

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Item 2. Code of Ethics.

(a)           As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)           For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)           Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)           Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)           Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.  The registrant’s board of trustees has determined that Mr. Alan Ross is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2021	$ 26,000
FY 2020 FY 2019 FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 26,000 $ 26,000 $ 26,000 $ 26,000 $ 25,000 $ 25,000 $ 25,000 $ 24,000

FY 2012	$ 24,000

(b)	Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2021	$ 0	$ 0
FY 2020 FY 2019 FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan

FY 2021	$ 0
FY 2020 FY 2019 FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0

Nature of the fees: preparation of the 1120 RIC

(d)	All Other Fees

The Timothy Plan	Registrant
FY 2021	$ 0
FY 2020 FY 2019 FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)           During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser

FY 2021	$ 0	$ 0
FY 2020 FY 2019 FY 2018 FY 2017 FY 2016 FY 2015 FY 2014 FY 2013	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0	$ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0 $ 0
FY 2012	$ 0	$ 0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)                      Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)                    Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/18/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	2/18/2022